Asset Retirement Obligations (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at Beginning of Period	$ 425	$ 404	$ 375
Accretion expense	25	32	29
Changes in estimate of cash flow or settlement date	21	13	6
Obligations assumed in RJS Power acquisition	11	(16)	1
Obligations incurred	3
Obligations settled	(2)	(8)	(7)
Balance at End of Period	$ 483	$ 425	$ 404